Segments Disclosures - Additional Information (Details) - segment	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of major customers [line items]
Number of segments	6
Customer 1
Disclosure of major customers [line items]
Percentage of entity's revenue	60.00%	35.00%